Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Entity Registrant Name	EDIBLE GARDEN AG INCORPORATED
Entity Central Index Key	0001809750
Document Type	POS AM
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Document Period End Date	Dec. 31, 2022
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Document Annual Report	true
Document Transition Report	false
Entity Incorporation State Country Code	DE
Entity Address Address Line 1	283 County Road 519
Entity Address City Or Town	Belvidere
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	07823
City Area Code	908
Local Phone Number	750-3953
Entity Tax Identification Number	85-0558704